Material Related Party Transactions - Key Management Personnel Remuneration (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of remuneration of key management personnel [line items]
Salaries, wages and welfare	¥ 15,218	¥ 12,151	¥ 8,219
Retirement scheme contributions	1,797	1,841	1,594
Remuneration for key management personnel	17,015	13,992	9,813
Directors and supervisors [member]
Disclosure of remuneration of key management personnel [line items]
Remuneration for key management personnel	878	2,952	2,159
Senior management [member]
Disclosure of remuneration of key management personnel [line items]
Remuneration for key management personnel	¥ 16,137	¥ 11,040	¥ 7,654